CONVERTIBLE PROMISSORY DEBENTURES (Details Narrative) - USD ($)																							1 Months Ended
	Dec. 22, 2022	Nov. 21, 2022	Nov. 14, 2022	Nov. 09, 2022	Oct. 20, 2022	Sep. 20, 2022	Sep. 09, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 22, 2022	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Mar. 23, 2022	Oct. 28, 2021	Oct. 22, 2021	Oct. 22, 2021	Oct. 20, 2020	Sep. 17, 2020	Jun. 23, 2020	Jan. 28, 2020	Jan. 28, 2020	Aug. 31, 2022	Jul. 31, 2022	Dec. 31, 2022	Nov. 23, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Original issue discount amount																									$ 392,883
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date	Sep. 09, 2023
Interest percentage	0.00%
Convertible Promissory Note Sixteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description	110,000 aggregate principal amount of Note due December 22, 2023 based on $1.00 for each $0.90909 paid by Osher
Debt instrument maturity date	Dec. 22, 2023
Aggregate number of warrants to purchase shares	733,333
Exercise price of warrants per share	$ 0.25
Proceeds from issuance of convertible debt	$ 100,000
Original issue discount amount	$ 10,000
Debt instrument conversion price per share	$ 0.15
Convertible Promissory Note Sixteen [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Term of warrants	5 years
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date						Sep. 20, 2023
Interest percentage						0.00%
Convertible Promissory Note Twelve [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description						110,000 aggregate principal amount of Note due September 20, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt	$ 110,000					$ 110,000
Debt instrument maturity date						Sep. 20, 2023
Term of warrants						5 years
Aggregate number of warrants to purchase shares						733,333
Exercise price of warrants per share						$ 0.25
Proceeds from issuance of convertible debt						$ 100,000
Original issue discount amount						$ 10,000
Debt instrument conversion price per share						$ 0.15
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date			Nov. 14, 2023
Interest percentage			0.00%
Convertible Promissory Note Fifteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description			55,000 aggregate principal amount of Note due November 14, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt			$ 55,000
Debt instrument maturity date			Nov. 14, 2023
Aggregate number of warrants to purchase shares			366,667
Exercise price of warrants per share			$ 0.25
Proceeds from issuance of convertible debt			$ 50,000
Original issue discount amount			$ 5,000
Debt instrument conversion price per share			$ 0.15
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date				Nov. 09, 2023
Interest percentage				0.00%
Convertible Promissory Note Fourteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description				82,500 aggregate principal amount of Note due November 9, 2023 based on $1.00 for each $0.90909 paid by Brio
Aggregate principal amount of debt				$ 82,500
Debt instrument maturity date				Nov. 09, 2023
Aggregate number of warrants to purchase shares				550,000
Exercise price of warrants per share				$ 0.25
Proceeds from issuance of convertible debt				$ 75,000
Original issue discount amount				$ 7,500
Debt instrument conversion price per share				$ 0.15
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date					Oct. 20, 2023
Interest percentage					0.00%
Convertible Promissory Note Thirteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description					110,000 aggregate principal amount of Note due October 20, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt					$ 110,000
Debt instrument maturity date					Oct. 20, 2023
Term of warrants					5 years
Aggregate number of warrants to purchase shares					733,333
Exercise price of warrants per share					$ 0.25
Proceeds from issuance of convertible debt					$ 100,000
Original issue discount amount					$ 10,000
Debt instrument conversion price per share					$ 0.15
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date							Sep. 09, 2023
Interest percentage							0.00%
Convertible Promissory Note Eleven [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Debt conversion, description							82,500 aggregate principal amount of Note due September 9, 2023 based on $1.00 for each $0.90909 paid by Brio
Aggregate principal amount of debt							$ 82,500
Debt instrument maturity date							Sep. 09, 2023
Term of warrants							5 years
Aggregate number of warrants to purchase shares							550,000
Exercise price of warrants per share							$ 0.25
Proceeds from issuance of convertible debt							$ 75,000
Original issue discount amount							$ 7,500
Debt instrument conversion price per share							$ 0.15
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																							Aug. 31, 2023
Interest percentage								0.00%															0.00%
Convertible Promissory Note Ten [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description								110,000 aggregate principal amount of Note due August 31, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt								$ 110,000															$ 110,000
Debt instrument maturity date								Aug. 31, 2023
Term of warrants								5 years															5 years
Aggregate number of warrants to purchase shares								733,333															733,333
Exercise price of warrants per share								$ 0.25															$ 0.25
Proceeds from issuance of convertible debt								$ 100,000
Original issue discount amount								$ 10,000															$ 10,000
Debt instrument conversion price per share								$ 0.15															$ 0.15
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date, description									July 2023
Interest percentage									0.00%															0.00%
Convertible Promissory Note Nine [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description																								341,000 aggregate principal amount of Note (total of $310,000 cash was received) due in various dates in July 2023 based on $1.00 for each $0.90909 paid by the noteholder
Aggregate principal amount of debt									$ 341,000															$ 341,000
Term of warrants									5 years															5 years
Aggregate number of warrants to purchase shares									676,936															676,936
Exercise price of warrants per share									$ 0.50															$ 0.50
Proceeds from issuance of convertible debt																								$ 310,000
Debt instrument conversion price per share									$ 0.50															$ 0.50
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date										Jun. 22, 2023
Interest percentage										0.00%
Convertible Promissory Note Eight [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description										82,500 aggregate principal amount of Note due June 22, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt										$ 82,500
Debt instrument maturity date										Jun. 22, 2023
Term of warrants										5 years
Aggregate number of warrants to purchase shares										165,000
Exercise price of warrants per share										$ 0.50
Proceeds from issuance of convertible debt										$ 75,000
Original issue discount amount										$ 7,500
Debt instrument conversion price per share										$ 0.50
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date											Jun. 01, 2023
Interest percentage											0.00%
Convertible Promissory Note Seven [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description											55,000 aggregate principal amount of Note due June 1, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt											$ 55,000
Debt instrument maturity date											Jun. 01, 2023
Term of warrants											5 years
Aggregate number of warrants to purchase shares											110,000
Exercise price of warrants per share											$ 0.50
Proceeds from issuance of convertible debt											$ 50,000
Original issue discount amount											$ 5,000
Debt instrument conversion price per share											$ 0.50
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date												May 10, 2023
Interest percentage												0.00%
Convertible Promissory Note Six [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Debt conversion, description												110,000 aggregate principal amount of Note due May 10, 2023 based on $1.00 for each $0.90909 paid by Brio
Aggregate principal amount of debt												$ 110,000
Debt instrument maturity date												May 10, 2023
Term of warrants												5 years
Aggregate number of warrants to purchase shares												220,000
Exercise price of warrants per share												$ 0.50
Proceeds from issuance of convertible debt												$ 100,000
Original issue discount amount												$ 10,000
Debt instrument conversion price per share												$ 0.50
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date													Apr. 28, 2023
Interest percentage													0.00%
Convertible Promissory Note Five [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description													110,000 aggregate principal amount of Note due April 28, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt													$ 110,000
Debt instrument maturity date													Apr. 28, 2023
Term of warrants													5 years
Aggregate number of warrants to purchase shares													220,000
Exercise price of warrants per share													$ 0.50
Proceeds from issuance of convertible debt													$ 100,000
Original issue discount amount													$ 10,000
Debt instrument conversion price per share													$ 0.50
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date														Mar. 23, 2023
Interest percentage														0.00%
Convertible Promissory Note Four [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description														110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt														$ 110,000
Debt instrument maturity date														Mar. 23, 2023
Term of warrants														5 years
Aggregate number of warrants to purchase shares														220,000
Exercise price of warrants per share														$ 0.50
Proceeds from issuance of convertible debt														$ 100,000
Original issue discount amount														$ 10,000
Debt instrument conversion price per share														$ 0.50
Convertible Promissory Note Four [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Debt conversion, description														110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by Brio
Aggregate principal amount of debt														$ 110,000
Debt instrument maturity date														Mar. 23, 2023
Term of warrants														5 years
Aggregate number of warrants to purchase shares														220,000
Exercise price of warrants per share														$ 0.50
Proceeds from issuance of convertible debt														$ 100,000
Original issue discount amount														$ 10,000
Debt instrument conversion price per share														$ 0.50
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																			Oct. 20, 2022
Interest percentage																			0.00%
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt															$ 16,714
Debt principal amount converted															$ 199,650
Shares issued upon conversion of debt															42,857
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt conversion, description																			181,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt																			$ 181,500
Term of warrants																			5 years
Aggregate number of warrants to purchase shares																			8,250
Exercise price of warrants per share																			$ 30.00
Proceeds from issuance of convertible debt																			$ 165,000
Original issue discount amount																			$ 16,500
Debt instrument conversion price per share																			$ 0.39
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member] | Amended Convertible Debt Agreement [Member]
Short-Term Debt [Line Items]
Term of warrants																5 years	5 years
Aggregate number of warrants to purchase shares																450,000	450,000	465,366	8,250
Exercise price of warrants per share																$ 1.00	$ 1.00	$ 0.59
Debt instrument, maturity date, description																maturity date from October 20, 2021 to October 20, 2022		maturity date from September 30, 2021 to October 20, 2021
Debt instrument carrying amount															$ 199,650	$ 717,530	$ 717,530	$ 652,300
Accrued interest																$ 65,230
Debt principal amount converted															$ 16,714
Shares issued upon conversion of debt															42,857
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																				Oct. 20, 2022
Interest percentage																				0.00%
Convertible Promissory Note Two [Member] | Osher Capital Partners LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt conversion, description																				50,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due June 23, 2021, based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt																				$ 50,000
Debt instrument maturity date																				Jun. 23, 2021
Term of warrants																5 years	5 years			5 years
Aggregate number of warrants to purchase shares																450,000	450,000			10,000
Exercise price of warrants per share																$ 1.00	$ 1.00			$ 30.00
Proceeds from issuance of convertible debt																		$ 50,005		$ 50,005
Original issue discount amount																				$ 0
Debt instrument conversion price per share																				$ 0.39
Debt instrument, maturity date, description																maturity date from October 20, 2021 to October 20, 2022		une 23, 2021 to October 20, 2021
Debt instrument carrying amount																$ 717,530	$ 717,530	$ 652,300
Accrued interest																$ 65,230
Convertible Promissory Note Two [Member] | Osher Capital Partners LLC [Member] | Amended Convertible Debt Agreement Two [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt																		$ 55,000
Aggregate number of warrants to purchase shares																		141,020
Exercise price of warrants per share																		$ 0.59
Original issue discount amount																		$ 4,995
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																						Oct. 20, 2022
Interest percentage																					0.00%	0.00%
Convertible Promissory Note One [Member] | Osher Capital Partners LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt conversion, description																					385,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture due January 26, 2021, based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt																					$ 385,000	$ 385,000
Debt instrument maturity date																					Jan. 26, 2021
Term of warrants																5 years	5 years				5 years	5 years
Aggregate number of warrants to purchase shares																450,000	450,000				80,209	80,209
Exercise price of warrants per share																$ 1.00	$ 1.00				$ 7.00	$ 7.00
Proceeds from issuance of convertible debt																					$ 350,005
Original issue discount amount																					$ 34,995	$ 34,995
Debt instrument conversion price per share																					$ 0.094	$ 0.094
Debt instrument, maturity date, description																maturity date from October 20, 2021 to October 20, 2022
Debt instrument carrying amount																$ 717,530	$ 717,530	$ 652,300
Accrued interest																$ 65,230
Convertible Promissory Note One [Member] | Osher Capital Partners LLC [Member] | Amended Convertible Debt Agreement [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares																					4,113,083	4,113,083
Exercise price of warrants per share																					$ 0.14	$ 0.14
Debt instrument, maturity date, description																					maturity date from June 23, 2021 to October 20, 2021
Interest percentage																					8.00%	8.00%
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Term of warrants																5 years	5 years
Aggregate number of warrants to purchase shares																450,000	450,000
Exercise price of warrants per share																$ 1.00	$ 1.00
Debt instrument, maturity date, description																	October 20, 2021 to October 20, 2022
Convertible Promissory Note [Member] | Third Party Investor [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares																										968,000
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | Third Party Investor [Member]
Short-Term Debt [Line Items]
Debt conversion, description		145,200 aggregate principal amount of Note due November 21, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Aggregate principal amount of debt		$ 145,200																								$ 145,200
Debt instrument maturity date		Nov. 21, 2023
Term of warrants		5 years
Aggregate number of warrants to purchase shares		968,000
Exercise price of warrants per share		$ 0.25
Proceeds from issuance of convertible debt		$ 132,000
Original issue discount amount		$ 13,200
Debt instrument conversion price per share		$ 0.15